Related Party Transactions - Additional Information (Details) - USD ($)						9 Months Ended		12 Months Ended
	Apr. 12, 2022	Oct. 12, 2021	Oct. 12, 2021	Jan. 12, 2021	Aug. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jan. 14, 2021	Aug. 01, 2020	Dec. 31, 2015
Related Party Transaction [Line Items]
Redemption period upon closure		15 months						15 months
Purchase price, per unit				$ 10.00		$ 10.00		$ 10.00
Subsequent Event [Member]
Related Party Transaction [Line Items]
Price of warrant		$ 10.00	$ 10.00
Redemption period upon closure		15 months
Maximum allowed dissolution expense	$ 1,000,000	$ 1,000,000
Purchase price, per unit	$ 0.10	$ 0.10	$ 0.10
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Purchase price, per unit									$ 10.00
Over-Allotment Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maximum allowed dissolution expense	$ 1,150,000	$ 1,150,000	$ 575,000
Purchase price, per unit									10.00
Private Placement [Member]
Related Party Transaction [Line Items]
Purchase price, per unit				$ 10.00					$ 10.00
Private Placement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Purchase price, per unit		$ 10.00	$ 10.00
BETTER THERAPEUTICS OPCO [Member]
Related Party Transaction [Line Items]
SAFEs to a significant shareholder						$ 11,815,000	$ 8,657,000
Purchase price, per unit											$ 10
Armanino LLP [Member] | BETTER THERAPEUTICS OPCO [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						217,000
Convertible Promissory Notes [Member] | BETTER THERAPEUTICS OPCO [Member]
Related Party Transaction [Line Items]
Convertible instrument issued to common and preferred units								$ 4,000
Additional convertible instruments issued to common and preferred units								3,550
Convertible Promissory Notes [Member] | BETTER THERAPEUTICS OPCO [Member] | Conversion to a Delaware Corporation [Member]
Related Party Transaction [Line Items]
Convertible instrument were exchanged for simple agreements for future equity including accrued interest					$ 7,657
After Conversion To Delaware Corporation [Member] | BETTER THERAPEUTICS OPCO [Member]
Related Party Transaction [Line Items]
Additional Simple agreements for future equity issued to the significant shareholder								2,630
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						500,000				$ 500,000
Outstanding balance of related party note						0		61,894
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						30,000,000
Expenses per month				$ 10,000
Administrative Support Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						90,000,000
Related Party Loans [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Price of warrant		$ 0.10	$ 0.10
Maximum allowed dissolution expense		$ 500,000
Related Party Loans [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maximum allowed dissolution expense		$ 575,000
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant						$ 1,500,000		$ 1,500,000
Price of warrant						$ 10.00		$ 10.00